BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2019, 2018 and 2017 is as follows:

	2019		2018
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	37	-	-	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	210,126	2,489,507	141,040	2,846,676
Associate which exercises significant influence on the controlling shareholder:
Link	668	-	9,971	-
EGS	-	-	-	-
TGU	-	9,534	-	9,232
Other related companies:
SACDE Sociedad Argentina de Construcción (2)	23,344	-	329,429	-
Pampa Comercializadora S.A.	43,843	-	10,942	-
CT Barragán S.A.	8,131	-	-	-
Oleoductos del Valle S.A.	3,348	-	4,816	-
Central Piedra Buena S.A.	13,304	-	39,170	-
Transener S.A.	-	-	140	-
Total	302,801	2,499,041	535,508	2,855,908

(1) Accounts payable includes Ps. 2,377,438 and Ps. 2,546,556 corresponding to the financial leasing recorded as “Loans” as of December 31, 2019 and 2018, respectively.
(2) Corresponds to advance payments delivered to the supplier recorded as “Other credits”.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2019, 2018 and 2017 is as follows:

Year ended December 31, 2019:

	Revenues			Costs			Financial results

Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	146	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	803,610	269,511	268,991	575,857	1,144,777	-	194,944
Associates with significant influence:
Link	-	-	14,073	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	5,469	-	-	-	-	-	-
Pampa Comercializadora S.A.	52,051	-	-	-	-	-	-
Central Piedra Buena S.A.	121,367	-	-	-	-	-	-
Experta ART	-	-	-	20,080	-	-	-
Total	982,497	269,511	283,064	595,937	1,144,777	146	194,944

Additionally, during the year ended December 31, 2019, the Company received from SACDE Sociedad Argentina de Construcción, construction engineering services for Ps. 1,726,356, which are capitalised within the facilities related to the Vaca Muerta Projects.

Year ended December 31, 2018:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	225	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	676,180	2,035	355,245	949,283	2,026,244	-	193,009
Associates with significant influence:
Link	-	-	13,213	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	9,459	-	12,733	-	-	-	-
Transener S.A.	-	-	18,481	-	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	3,103	-	-	-
Pampa Comercializadora S.A.	41,333	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	103,337	-	-	-	-	-	-
Experta ART	-	-	-	18,321	-	-	-
Total	830,309	2,035	399,672	970,707	2,026,244	225	193,009

Additionally, during 2018, the Company received from SACDE S.A. Construcciones engineering services for Ps 263,580 which are capitalized in the caption Work in progress.

Year ended December 31, 2017:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	238	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	68,736	143,945	178,731	349,268	887,901	-	165,726
Jointly control entity:
UT	-	-	-	-	-	3,253	-
Associates with significant influence:
Link	-	-	11,516	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	11,476	-	2,616	-	-	-	-
Refinor S.A.	-	-	-	8,230	-	-	-
Petrolera Pampa S.A.	-	-	-	62,062	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	27,384	-	-	-
Pampa Comercializadora S.A.	16,575	-	-	-	-	-	-
Central Piedra Buena S.A.	20,245	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	598	-	-	-	-
Experta ART	-	-	-	18,381	-	-	-
Total	117,032	143,945	193,462	465,325	887,901	3,491	165,726